Intangible assets - Narrative (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Jan. 31, 2019	Jan. 31, 2018	[1]	Jan. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and intangible assets		£ 3,985	£ 0		£ 0
MuOx Limited
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and intangible assets	£ 4,000
Intangible asset | MuOx Limited
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and intangible assets	3,300
Goodwill | MuOx Limited
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and intangible assets	£ 700

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’